Share Capital and Premium (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Schedule of Share Capital and Share Premium	The movement in the number of ordinary shares outstanding is as follows:

	Number of ordinary shares	Share capital	Share premium	Total
(In thousands, except share data)
Issued, As of January 1, 2024	57,508,545	$10	$628,707	$628,717
Shares issued for employee share purchase plan ("ESPP")	27,337	—	20	20
Shares issued for stock incentive plan reserve (i)	260,000	—	—	—
Exercise of stock options	—	—	144	144
Issued, As of June 30, 2024	57,795,882	$10	$628,871	$628,881
Less: Treasury shares (i)	(2,541,850)
Outstanding ordinary shares	55,254,032
(i)Shares issued for the employee stock option plan are reserved and included in Treasury shares until the stock options are exercised.